Shareholders' Equity (Details) - Schedule of Employee and Director Stock Option Activity and Related Information - Stock Option [Member] - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Shareholders' Equity (Details) - Schedule of Employee and Director Stock Option Activity and Related Information [Line Items]
Number of options Outstanding - beginning of year	347,333	275,833	170,500
Weighted-average exercise price Outstanding - beginning of year	$ 2.79	$ 2.4	$ 2.3
Number of options Granted		87,500	175,000
Weighted-average exercise price Granted		$ 2.25	$ 3.36
Number of options Exercised	(46,500)	(1,000)	(52,167)
Weighted-average exercise price Exercised	$ 2.16	$ 2.12	$ 2.29
Number of options Forfeited		(15,000)	(17,500)
Weighted-average exercise price Forfeited		$ 2.8	$ 2.44
Number of options Outstanding - year end	300,833	347,333	275,833
Weighted-average exercise price Outstanding - year end	$ 2.89	$ 2.79	$ 2.4
Number of options Vested and expected to vest	183,333	164,166	83,334
Weighted-average exercise price Vested and expected to vest	$ 2.95	$ 2.61	$ 2.22
Number of options Exercisable at year end	156,666	136,499	51,667
Weighted-average exercise price Exercisable at year end	$ 3.09	$ 2.71	$ 2.26